Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name of related parties	Relationship with the Company
Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Jianping Zhou	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou

Schedule of amount due from a related parties
	As of March 31,
	2021	2020
Jiangsu Health Pharmaceutical Investment Co., Ltd.	$-	$768,341
Total	$-	$768,341

Schedule of amount due to related parties
	As of March 31,
	2021	2020
Jiangsu Health Pharmaceutical Investment Co., Ltd.	$10,351,338	$-
Jianping Zhou	1,797,123	-
Total	$12,148,461	$-